Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Sep. 14, 2015
Supplement [Text Block]	nfti_SupplementTextBlock
NATIXIS FUNDS

Supplement dated September 14, 2015 to the Summary Prospectuses, Prospectuses, and Statements of Additional Information, dated February 1, 2015 and May 1, 2015, as may be revised or supplemented from time to time, for the following funds.

CGM Advisor Targeted Equity Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Core Plus Bond Fund	Vaughan Nelson Small Cap Value Fund

At a meeting held on September 10, 2015, the Board of Trustees of the funds approved the early conversion of each fund’s Class B shares into Class A shares.

Accordingly, effective at the close of business on January 11, 2016 (the “Conversion Date”), all Class B shares of each fund will automatically convert to Class A shares of the same fund, notwithstanding the conversion schedule set forth in each fund’s Prospectus that indicates a later date. No contingent deferred sales charges (“CDSCs”) will be assessed in connection with this early conversion.

The automatic conversion of each fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax advisor.

CGM Advisor Targeted Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock
NATIXIS FUNDS

Supplement dated September 14, 2015 to the Summary Prospectuses, Prospectuses, and Statements of Additional Information, dated February 1, 2015 and May 1, 2015, as may be revised or supplemented from time to time, for the following funds.

CGM Advisor Targeted Equity Fund

At a meeting held on September 10, 2015, the Board of Trustees of the funds approved the early conversion of each fund’s Class B shares into Class A shares.

Accordingly, effective at the close of business on January 11, 2016 (the “Conversion Date”), all Class B shares of each fund will automatically convert to Class A shares of the same fund, notwithstanding the conversion schedule set forth in each fund’s Prospectus that indicates a later date. No contingent deferred sales charges (“CDSCs”) will be assessed in connection with this early conversion.

The automatic conversion of each fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax advisor.

Loomis Sayles Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock
NATIXIS FUNDS

Supplement dated September 14, 2015 to the Summary Prospectuses, Prospectuses, and Statements of Additional Information, dated February 1, 2015 and May 1, 2015, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Core Plus Bond Fund

At a meeting held on September 10, 2015, the Board of Trustees of the funds approved the early conversion of each fund’s Class B shares into Class A shares.

Accordingly, effective at the close of business on January 11, 2016 (the “Conversion Date”), all Class B shares of each fund will automatically convert to Class A shares of the same fund, notwithstanding the conversion schedule set forth in each fund’s Prospectus that indicates a later date. No contingent deferred sales charges (“CDSCs”) will be assessed in connection with this early conversion.

The automatic conversion of each fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax advisor.

Natixis U.S. Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock
NATIXIS FUNDS

Supplement dated September 14, 2015 to the Summary Prospectuses, Prospectuses, and Statements of Additional Information, dated February 1, 2015 and May 1, 2015, as may be revised or supplemented from time to time, for the following funds.

Natixis U.S. Equity Opportunities Fund

At a meeting held on September 10, 2015, the Board of Trustees of the funds approved the early conversion of each fund’s Class B shares into Class A shares.

Accordingly, effective at the close of business on January 11, 2016 (the “Conversion Date”), all Class B shares of each fund will automatically convert to Class A shares of the same fund, notwithstanding the conversion schedule set forth in each fund’s Prospectus that indicates a later date. No contingent deferred sales charges (“CDSCs”) will be assessed in connection with this early conversion.

The automatic conversion of each fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax advisor.

Vaughan Nelson Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock
NATIXIS FUNDS

Supplement dated September 14, 2015 to the Summary Prospectuses, Prospectuses, and Statements of Additional Information, dated February 1, 2015 and May 1, 2015, as may be revised or supplemented from time to time, for the following funds.

Vaughan Nelson Small Cap Value Fund

At a meeting held on September 10, 2015, the Board of Trustees of the funds approved the early conversion of each fund’s Class B shares into Class A shares.

Accordingly, effective at the close of business on January 11, 2016 (the “Conversion Date”), all Class B shares of each fund will automatically convert to Class A shares of the same fund, notwithstanding the conversion schedule set forth in each fund’s Prospectus that indicates a later date. No contingent deferred sales charges (“CDSCs”) will be assessed in connection with this early conversion.

The automatic conversion of each fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax advisor.